Income Taxes (Details) - Schedule of income tax (credit) expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Deferred tax	$ 106	$ (158)	$ 198
Total	101	(146)	209
(Over)/under provision in prior year
Hong Kong [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax		5	11
(Over)/under provision in prior year	(5)	7
China [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax
Myanmar [Member]
Income Taxes (Details) - Schedule of income tax (credit) expense [Line Items]
Current tax